Note 9 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Finite-Lived Intangible Assets, Net	$ 145,445	$ 133,562
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	27,500
Finite-Lived Intangible Assets, Amortization Expense, Year Two	25,400
Finite-Lived Intangible Assets, Amortization Expense, Year Three	24,400
Finite-Lived Intangible Assets, Amortization Expense, Year Four	20,900
Finite-Lived Intangible Assets, Amortization Expense, Year Five	17,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 30,300